INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Gross Carrying Amount
Beginning Balance	$12,504	$6,001
Additions (1)	126	231
Dispositions	(70)	(32)
Acquisitions through business combinations (2)	144	6,816
Assets reclassified as held for sale (3)	—	(436)
Foreign currency translation	(676)	(76)
Ending Balance	$12,028	$12,504
Accumulated Amortization and Impairment
Beginning Balance	$(945)	$(478)
Amortization/impairment expense	(395)	(582)
Dispositions	69	22
Assets reclassified as held for sale (3)	—	97
Foreign currency translation	63	(4)
Ending Balance	$(1,208)	$(945)
Net Book Value	$10,820	$11,559
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(1)	Includes assets acquired in a common control transaction. See Note 17 for additional information.

(2)	See Note 3 for additional information.

(3)	Includes assets that were reclassified as held for sale and subsequently disposed.

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balance at beginning of period	$5,218	$2,411
Acquisitions through business combinations (1)	(137)	3,444
Impairment losses	—	(418)
Dispositions	—	(21)
Assets reclassified as held for sale (2)	—	(212)
Foreign currency translation	(45)	14
Balance at end of period	$5,036	$5,218
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(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed.